November 30, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor ETF Trust - Post-Effective Amendment No. 1
1933 Act Registration No. 333-255844
1940 Act Registration No. 811-23661

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Harbor ETF Trust (the “Trust”) certifies that:

a.

the form of the Harbor Disruptive Innovation ETF Prospectus and Statement of Additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A; and

b.

the text of Post-Effective Amendment No. 1 to the Trust’s registration statement was filed with the Commission via EDGAR on September 13, 2021 (Accession No. 0001193125-21-271678) with an effective date of September 13, 2021.

Please do not hesitate to contact the undersigned at (312) 443-4426 if you have any questions.

Sincerely,

/s/Diana R. Podgorny
Diana R. Podgorny
Secretary

Cc:	Christopher P. Harvey, Esq.
Stephanie Capistron, Esq.
Dechert LLP

Charles F. McCain, Esq.
Anmarie S. Kolinski
Erik D. Ojala, Esq.
Harbor ETF Trust

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborcapital.com

Foreside Fund Services, LLC. is the Distributor of Harbor ETF Trust